Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and other income
Total lease revenue	$ 4,321,006	$ 4,682,266
Total lease revenue			$ 4,537,093
Net gain on sale of assets	89,618	188,835	201,323
Other income	83,005	66,239	61,564
Total Revenues and other income	4,493,629	4,937,340	4,799,980
Expenses
Depreciation and amortization	1,645,373	1,676,121	1,679,074
Asset impairment	1,086,983	70,149	44,186
Interest expense	1,248,225	1,295,020	1,174,074
Loss on debt extinguishment	118,460	0	0
Leasing expenses	323,535	287,950	446,487
Selling, general and administrative expenses	242,161	267,458	305,226
Total Expenses	4,664,737	3,596,698	3,649,047
Loss on investment at fair value	(143,510)	0	0
(Loss) income before income taxes and income of investments accounted for under the equity method	(314,618)	1,340,642	1,150,933
Income tax benefit (expense)	17,231	(167,714)	(144,079)
Equity in net earnings of investments accounted for under the equity method	2,464	(6,151)	10,643
Net (loss) income	(294,923)	1,166,777	1,017,497
Net income attributable to non- controlling interest	(3,643)	(21,083)	(1,865)
Net (loss) income attributable to AerCap Holdings N.V.	$ (298,566)	$ 1,145,694	$ 1,015,632
Basic (loss) earnings per share (in USD per share)	$ (2.34)	$ 8.51	$ 7.00
Diluted (loss) earnings per share (in USD per share)	$ (2.34)	$ 8.43	$ 6.83
Weighted average shares outstanding—basic (in shares)	127,743,828	134,570,169	145,162,220
Weighted average shares outstanding—diluted (in shares)	127,743,828	135,898,139	148,706,266
Basic lease rents
Revenues and other income
Total lease revenue	$ 3,761,611	$ 4,281,260
Total lease revenue			$ 4,145,552
Maintenance rents and other receipts
Revenues and other income
Total lease revenue	$ 559,395	$ 401,006
Total lease revenue			$ 391,541